Employee Benefit Expenses	6 Months Ended
Jun. 30, 2024
Employee Benefit Expenses [Abstract]
EMPLOYEE BENEFIT EXPENSES

17. EMPLOYEE BENEFIT EXPENSES

All eligible employees of the Group are entitled to staff welfare benefits, including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues these benefits based on certain percentages of the qualified employees’ salaries. The Group recorded employee benefit expenses of RMB1,892 and RMB1,231 (US$169) for the six months ended June 30, 2023 and 2024, respectively.